Financial Instruments and Risk Management - Offsetting Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair value of derivative liabilities
Financial Instruments and Risk Management
Gross Liabilities	$ (3,646)	$ (5,140)
Gross Assets Offset	3,572	5,069
Net Amounts Presented	(74)	(71)
Accounts payable
Financial Instruments and Risk Management
Gross Liabilities	(6,169)	(7,210)
Gross Assets Offset	4,090	4,632
Net Amounts Presented	(2,079)	(2,578)
Financial liabilities
Financial Instruments and Risk Management
Gross Liabilities	(9,815)	(12,350)
Gross Assets Offset	7,662	9,701
Net Amounts Presented	$ (2,153)	$ (2,649)